Investments Accounted for Using the Equity Method - Summarized Consolidated Financial Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 8,841,425	¥ 7,579,091
Non-current assets	15,131,728	14,341,939
Total assets	23,973,153	21,921,030	¥ 20,461,465
Current liabilities	6,004,399	5,715,457
Non-current liabilities	7,196,208	6,832,734
Total liabilities	13,200,607	12,548,191
Total equity	10,772,546	9,372,839	8,286,023	¥ 8,565,790
Cash and cash equivalents included in current assets	3,674,931	2,758,020	2,672,353	¥ 2,494,121
Sales revenue	14,552,696	13,170,519	14,931,009
Depreciation and amortization	1,476,908	1,425,118	1,461,403
Income tax expense	309,489	218,609	279,986
Profit for the year	760,701	695,444	509,932
Other comprehensive income	934,952	577,179	(451,209)
Comprehensive income for the year	1,695,653	1,272,623	58,723
Honda's share of comprehensive income for the year	281,745	304,994	132,260
Dongfeng Honda Automobile Co Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	747,397	687,417
Non-current assets	252,219	238,507
Total assets	999,616	925,924
Current liabilities	610,379	608,408
Non-current liabilities	34,182	32,860
Total liabilities	644,561	641,268
Total equity	355,055	284,657
Carrying amount of its interest in the joint venture	176,830	141,116
Cash and cash equivalents included in current assets	301,839	332,031
Financial liabilities (excluding trade payables and provisions) included in current liabilities	6,168	5,363
Sales revenue	1,994,534	2,201,051	1,516,160
Interest income	10,653	9,412	8,019
Depreciation and amortization	25,996	23,055	18,870
Income tax expense	60,868	65,102	48,622
Profit for the year	182,989	197,217	130,327
Other comprehensive income	44,812	25,462	(21,100)
Comprehensive income for the year	227,801	222,679	109,227
Honda's share of comprehensive income for the year	114,508	111,393	54,667
Dividend from the joint venture to Honda	79,191	102,767	72,760
Dongfeng Honda Automobile Co Ltd [member] | Equity attributable to owners of the parent [Member]
Disclosure of investments accounted for using equity method [line items]
Total equity	177,527	142,328
Comprehensive income for the year	113,901	111,340	54,614
Dongfeng Honda Automobile Co Ltd [member] | Equity method adjustments [member]
Disclosure of investments accounted for using equity method [line items]
Total equity	(697)	(1,212)
Comprehensive income for the year	¥ 607	¥ 53	¥ 53